Inventories (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Inventories
Finished goods	¥ 1,447,799	¥ 1,186,810
Low-value consumables	2,720	1,285
Inventories	¥ 1,450,519	¥ 1,188,095